Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) (Details) - Trustmark 401(k) Plan [Member]	12 Months Ended
Dec. 31, 2025
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Plan Name	TRUSTMARK 401(k) PLAN
EIN	64-0471500
Plan Number	002